Basis of preparation and going concern uncertainty	9 Months Ended
May 31, 2024
Basis of preparation and going concern uncertainty
Basis of preparation and going concern uncertainty

2. Basis of preparation and going concern uncertainty

Compliance with IFRS

These condensed interim consolidated financial statements are for the three-month and nine-month periods ended May 31, 2024 and have been prepared in accordance with IAS 34: Interim Financial Reporting. They do not include all of the information required in annual financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the consolidated financial statements for the year ended August 31, 2023.

The accounting policies adopted in the preparation of these condensed interim consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended August 31, 2023.

The condensed interim consolidated financial statements were originally authorized for issuance by the Board of Directors on July 15, 2024. Subsequent to the original issuance, the Company performed a more in-depth analysis as to whether the sale of EB Rental, Ltd. [note 25] constitutes a discontinued operation under IFRS, as was originally concluded. Based on this subsequent analysis, the Company concluded that the sale does not constitute a discontinued operation. As such, these condensed interim consolidated financial statements were restated to reflect this conclusion. These restated condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on August 1, 2024.

Going concern uncertainty

As of May 31, 2024, the Company has cash of $341,308 and working capital of $4,961,637. The Company has incurred recurring losses, has not yet achieved profitable operations and has a deficit of $61,956,734 since its inception. The cash flows from operations were negative for the three years ended August 31, 2023 as well as for the current nine-month period ended May 31, 2024. Additional financing will be needed by the Company to fund its operations and to commercialize the E-Motion powertrain business. These matters, when considered in aggregate, indicate the existence of a material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the issuance of these condensed interim consolidated financial statements. In view of these matters, continuation as a going concern is dependent upon the continued operations of the Company which will be determined by the Company’s ability to meet its financial requirements, including its ability to raise additional capital.

The Company is evaluating several different strategies and is actively pursuing actions that are expected to increase its liquidity position, including, but not limited to, pursuing additional cost savings initiatives, seeking additional financing from both the public and private markets through the issuance of equity securities, and potentially selling assets which do not align with the Company’s outlook of future operations. For the nine-month period ended May 31, 2024, the Company was able to raise net proceeds from issuance of common shares, warrants, preferred shares and options to purchase additional preferred shares and warrants of $8,326,492. However, the Company’s management cannot provide assurances that the Company will be successful in accomplishing any of its proposed financing plans. Management also cannot provide any assurance as to unforeseen circumstances that could occur within the next 12 months which could increase the Company’s need to raise additional capital on an immediate basis, which additional capital may not be available to the Company.

The accompanying condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. These condensed interim consolidated financial statements as at and for the three-month and nine-month periods ended May 31, 2024 do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate. Such adjustments could be material.

Basis of measurement

These condensed interim consolidated financial statements are presented in Canadian dollars and were prepared on a historical cost basis.

Basis of consolidation

The condensed interim consolidated financial statements include the accounts of the Company, and the subsidiaries that it controls. Control exists when the Company has the power over the subsidiary, when it is exposed or has rights to variable returns from its involvement with the subsidiary and when it has the ability to use its power to affect its returns. Subsidiaries that the Company controls are consolidated from the effective date of acquisition up to the effective date of disposal or loss of control.

Details of the Company’s significant subsidiaries at the end of the reporting period are set out below.

		Country of	Proportion of
		incorporation	ownership held
Name of subsidiary	Principal activity	and operation	by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental, Ltd.	Operates an electric boat rental center	United States	nil
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

On April 25, 2024, the Company disposed of its 100% ownership in EB Rental Ltd., which was deconsolidated at that date. See note 25 for details.

Foreign currency translation

The Company’s condensed interim consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. The functional currency of 7858078 Canada Inc. is the Canadian dollar, while the functional currency for EB Rental Ltd., EB Rental Ventura Corp., EB Rental FL Corp., EBR Palm Beach Inc. and Vision Marine Technologies Corp. is the U.S. dollar.

The exchange rates for the currencies used in the preparation of the interim condensed consolidated financial statements were as follows:

			Average exchange rate for the
	Exchange rate as at:		nine-month period ended
	May 31,	August 31,	May 31,	May 31,
	2024	2023	2024	2023
US dollar	1.3678	1.3535	1.3573	1.3511

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates. Areas where judgments, estimates and assumptions are considered significant to the condensed interim consolidated financial statements remain unchanged to the 2023 annual financial statements, except for the changes made to the underlying assumptions in determining the carrying amount of the goodwill associated with its boat rental operation cash-generating unit (“CGU”), which represents the lowest level within the Company at which the goodwill is monitored for internal management purposes [note 9].

Standards issued but yet not effective

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

-	What is meant by a right to defer settlement.
-	That a right to defer must exist at the end of the reporting period.
-	That classification is unaffected by the likelihood that an entity will exercise its deferral right.
-	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

For the Company, the amendments are effective for fiscal years beginning on September 1, 2024, and must be applied retrospectively. This will result in reclassification of the Company’s derivative liabilities from long-term to short-term liabilities [note 15].